E*TRADE PREMIER MONEY MARKET FUND
SEMI-ANNUAL REPORT

E*TRADE Premier Money Market Fund returned 2.46% during the six month period ended June 30, 2001.

As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate (GDP) was reported at a modest 1.0%, the Fed continued its aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S. economy. Because the prospects for a quick U.S. growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May Federal Open Market Committee meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed its easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

During the second quarter, the Fund purchased three-and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.38%
------------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  4.01%, 08/09/01                                                    5,000,000              5,000,055
BNP Paribas
  3.63%, 12/27/01                                                    5,000,000              5,000,482
  3.78%, 12/14/01                                                   20,000,000             20,013,262
Credit Suisse First Boston
  3.99%, 08/02/01                                                    5,000,000              5,000,045
  4.72%, 07/19/01                                                    5,000,000              5,000,026
Societe Generale
  3.88%, 07/29/02                                                   15,000,000             14,996,868
  3.97%, 08/13/01                                                    5,000,000              5,000,000
Toronto-Dominion Bank
  4.55%, 10/17/01                                                   15,000,000             14,995,093
UBS AG
  4.53%, 10/15/01                                                   15,000,000             14,994,233
World Savings Bank
  3.84%, 09/14/01                                                   25,000,000             24,996,733
------------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,996,797)                                                                      114,996,797
------------------------------------------------------------------------------------------------------

SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--46.33%
------------------------------------------------------------------------------------------------------
Amstel Funding Corp.
  3.96%, 08/20/01                                                   10,245,000             10,187,526
Centric Capital Corp.
  4.23%, 07/30/01                                                    7,000,000              6,975,325
Corporate Asset Funding Co.
  3.93%, 08/07/01                                                   15,000,000             14,937,775
Countrywide Home Loans Inc.
  4.30%, 07/02/01                                                   10,000,000              9,997,611
Dorada Finance Inc.
  3.96%, 08/23/01                                                    5,000,000              4,970,300
Eureka Securitization Corp.
  3.94%, 08/08/01                                                   15,000,000             14,935,975
Falcon Asset Securitization Corp.
  3.91%, 08/28/01                                                    2,350,000              2,334,941
  3.95%, 10/15/01                                                    1,023,000              1,010,990
  4.57%, 10/15/01                                                   15,000,000             14,796,254
Florens Container
  4.69%, 07/12/01                                                   15,000,000             14,976,550
GE Capital International
  4.22%, 07/26/01                                                   10,000,000              9,969,522
Goldman Sachs Group Inc.
  3.78%, 10/04/01                                                    5,000,000              4,949,600
  4.12%, 10/29/01                                                    5,000,000              4,930,761
Intrepid Funding
  3.90%, 09/04/01                                                    9,541,000              9,472,782


  4.23%, 07/19/01                                                    5,000,000              4,988,838
Jupiter Securitization Corp.
  3.91%, 09/04/01                                                    5,038,000              5,001,886
  3.94%, 08/10/01                                                    5,000,000              4,977,564
  4.02%, 07/19/01                                                    5,031,000              5,020,326
  4.78%, 07/02/01                                                    8,111,000              8,108,846
K2 USA LLC
  4.78%, 07/02/01                                                    7,000,000              6,998,141
Kitty Hawk Funding Corp.
  3.81%, 09/10/01                                                    3,455,000              3,428,673
Liberty Street Funding Corp.
  4.01%, 07/10/01                                                    5,000,000              4,994,430
Links Finance LLC
  3.60%, 11/15/01                                                    7,500,000              7,396,500
  3.60%, 11/30/01                                                    2,500,000              2,461,750
  4.64%, 08/09/01                                                    1,500,000              1,492,258
Moat Funding LLC
  3.80%, 10/05/01                                                    1,800,000              1,781,570
  3.95%, 07/02/01                                                   15,000,000             14,996,708
  4.22%, 08/03/01                                                    5,000,000              4,980,096
Moriarty LLC
  3.57%, 11/26/01                                                    5,000,000              4,926,121
  3.60%, 11/19/01                                                   10,000,000              9,858,000
  3.83%, 11/26/01                                                    5,000,000              4,920,740
  4.57%, 10/19/01                                                   10,000,000              9,859,091
Sigma Finance Inc.
  3.68%, 10/04/01                                                    5,000,000              4,950,933
  3.92%, 11/21/01                                                    5,000,000              4,921,600
  4.55%, 09/06/01                                                    5,000,000              4,957,027
Silver Tower US Funding LLC
  3.68%, 09/17/01                                                    5,000,000              4,959,677
  3.81%, 09/07/01                                                    7,000,000              6,948,883
  3.81%, 09/07/01                                                   15,000,000             14,890,463
  4.84%, 07/02/01                                                    3,851,000              3,849,963
Special Purpose Accounts Receivable Corp.
  4.00%, 07/06/01                                                    5,000,000              4,996,667
Svenska Handels Banken Inc.
  4.12%, 10/22/01                                                    3,898,000              3,847,144
Thames Asset Global Securitization Inc.
  4.24%, 07/26/01                                                    5,000,000              4,984,689
  4.67%, 07/13/01                                                   10,000,000              9,983,136
UBS Finance Delaware Inc.
  3.58%, 12/18/01                                                   10,000,000              9,829,950
  3.91%, 08/21/01                                                    3,700,000              3,679,103
  3.92%, 08/15/01                                                    1,800,000              1,790,984
  3.92%, 08/10/01                                                    3,000,000              2,986,607
WCP Funding Corp.
  4.27%, 07/10/01                                                    7,000,000              6,991,697
------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $325,205,973)                                                                      325,205,973
------------------------------------------------------------------------------------------------------

SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES--2.15%
------------------------------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  4.31%, 05/31/02                                                    5,000,000              5,000,000
Dorada Finance Inc.


  6.83%, 09/17/01                                                   10,000,000             10,057,176
------------------------------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $15,057,176)                                                                        15,057,176
------------------------------------------------------------------------------------------------------

SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------
TIME DEPOSITS--1.42%
------------------------------------------------------------------------------------------------------
Bank of Nova Scotia
  4.07%, 07/17/01                                                   10,000,000             10,000,000
------------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $10,000,000)                                                                        10,000,000
------------------------------------------------------------------------------------------------------

SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--29.33%
------------------------------------------------------------------------------------------------------
Associates Corp. of North America
  3.93%, 06/17/02                                                   15,000,000             14,999,987
  4.38%, 02/04/02                                                    1,000,000              1,000,801
Associates Manufactured Housing Certificates
  6.85%, 10/15/01                                                    3,925,775              3,925,775
AT&T Corp.
  4.78%, 07/13/01                                                   15,000,000             15,000,000
Bank One Corp.
  3.83%, 06/26/02                                                    3,000,000              3,000,534
  4.20%, 05/07/02                                                   10,000,000             10,014,090
  4.46%, 08/09/01                                                   10,000,000             10,002,015
Bank One NA
  4.44%, 01/31/02                                                    3,000,000              3,000,524
Bayerische Landesbank
  3.86%, 09/19/01                                                    2,500,000              2,499,618
CIT Group Holdings Inc.
  4.97%, 07/09/01                                                    2,500,000              2,499,938
Dorada Finance Inc.
  3.85%, 05/14/02                                                   10,000,000             10,000,000
First Union Corp.
  4.90%, 10/30/01                                                    8,000,000              8,002,804
First Union National Bank
  3.89%, 02/25/02                                                    5,000,000              4,999,446
Ford Motor Credit Co.
  4.93%, 07/16/01                                                   10,000,000             10,000,622
General Motors Acceptance Corp.
  4.50%, 08/06/01                                                    7,500,000              7,501,456
Goldman Sachs Group Inc.
  4.19%, 01/14/02                                                    5,000,000              5,004,155
  4.29%, 02/12/02                                                    1,000,000              1,001,474
  4.43%, 02/18/02                                                    1,400,000              1,403,617
  4.59%, 01/23/02                                                    4,000,000              4,005,104
  4.89%, 01/17/02                                                    2,000,000              2,002,278
  4.93%, 01/14/02                                                    5,000,000              5,006,798
K2 USA LLC
  3.87%, 06/17/02                                                   10,000,000             10,000,000
Key Bank NA
  4.01%, 03/18/02                                                    3,000,000              3,003,179
  4.71%, 10/26/01                                                    5,000,000              5,007,458
Links Finance LLC
  3.84%, 01/25/02                                                   10,000,000              9,997,436
Merrill Lynch & Co. Inc.


  4.00%, 09/13/01                                                    3,000,000              3,000,031
  4.08%, 10/12/01                                                    2,000,000              2,000,017
Monet Trust Class A2 Notes
  3.78%, 09/27/01                                                   15,000,000             15,000,000
Sigma Finance Inc.
  3.85%, 01/16/02                                                   10,000,000              9,998,631
US Bancorp
  5.20%, 05/08/02                                                   13,000,000             13,016,759
US Bank NA Minnesota
  3.93%, 07/23/01                                                   10,000,000             10,000,000
------------------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $205,894,547)                                                                      205,894,547
------------------------------------------------------------------------------------------------------

SECURITY                                                           FACE AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-4.06%

------------------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/29/01, due 07/02/01, with a maturity value of $15,005,125 and an
effective yield of 4.10%.                                           15,000,000             15,000,000

Investors Bank & Trust Tri-Party Repurchase Agreement,
dated 06/29/01, due 07/02/01, with a maturity value of $919
and an effective yield of 3.70%.                                           919                    919

Merrill Lynch Tri-Party Repurchase Agreement,
dated 06/29/01, due 07/02/01, with a maturity value of
$13,532,566 and an effective yield of 4.05%.                        13,528,000             13,528,000
------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $28,528,919)                                                                        28,528,919
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.67%
(Cost $699,683,412)                                                                       699,683,412
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.33 %                                                    2,230,596
------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                     $701,914,008
======================================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investment in Money Market Master Portfolio ("Master Portfolio"),
  at market value (Note 1)                                             $167,943,341
                                                                       ------------
LIABILITIES
Accrued administration fee (Note 2)                                          38,253
Distribution to shareholders                                                556,369
Accrued advisory fee (Note 2)                                                 2,628
                                                                       ------------
       TOTAL LIABILITIES                                                    597,250
                                                                       ------------
TOTAL NET ASSETS                                                       $167,346,091
                                                                       ============
NET ASSETS CONSIST OF:
Paid-in capital                                                         167,342,350
Net realized gain on investments                                              3,741
                                                                       ============
TOTAL NET ASSETS                                                       $167,346,091
                                                                       ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)              167,342,350
                                                                       ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE         $       1.00
                                                                       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Interest                                                             $5,151,188
       Expenses (Note 2)                                                       (96,053)
                                                                            ----------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO        5,055,135
                                                                            ----------
EXPENSES (NOTE 2):
       Advisory fee                                                             19,187
       Administration fee                                                      287,806
                                                                            ----------
       TOTAL EXPENSES                                                          306,993
                                                                            ----------
NET INVESTMENT INCOME                                                        4,748,142
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO
       Net realized gain on sale of investments                                  3,741
                                                                            ----------
                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                ALLOCATED FROM MASTER PORTFOLIO                                  3,741
                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $4,751,883
                                                                            ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                      Period from April 07, 2000
                                                                      For the Six Months Ended            (commencment of
                                                                           June 30, 2001                 operations) through
                                                                            (Unaudited)                  December 31, 2000
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                      $   4,748,142                   $   6,889,222
Net realized gain on sale of investments                                           3,741                              --
                                                                           -------------                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           4,751,883                       6,889,222
                                                                           -------------                   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                      (4,748,142)                     (6,889,222)
                                                                           -------------                   -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                             290,273,881                     497,643,773
Value of shares issued in reinvestment of dividends and distributions          3,686,449                       6,063,616
Cost of shares redeemed                                                     (294,508,890)                   (335,816,479)
                                                                           -------------                   -------------
NET (DECREASE)/INCREASE IN NET ASSETS FROM TRANSACTIONS
IN SHARES OF COMMON STOCK                                                       (548,560)                    167,890,910
                                                                           -------------                   -------------
NET (DECREASE)/INCREASE IN NET ASSETS                                           (544,819)                    167,890,910
NET ASSETS:
Beginning of period                                                          167,890,910                              --
                                                                           -------------                   -------------
END OF PERIOD                                                              $ 167,346,091                    $167,890,910
                                                                           =============                   =============
SHARE TRANSACTIONS:
Number of shares sold                                                        290,273,881                     497,643,773
Number of shares reinvested                                                    3,686,449                       6,063,616
Number of shares redeemed                                                   (294,508,890)                   (335,816,479)
                                                                           -------------                   -------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                   (548,560)                    167,890,910
                                                                           =============                   =============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                                                                Period from
                                                                               Six             April 7, 2000
                                                                          Months Ended         (commencement
                                                                          June 30, 2001    of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                    (Unaudited) 6     December 31, 2000 6
--------------------------------------                                    -------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00                $1.00
                                                                              -----                -----
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                   0.02                 0.05
       Net realized and unrealized gain on investments                         0.00 5                 --
                                                                              -----                -----
       TOTAL INCOME FROM INVESTMENT OPERATIONS                                 0.02                 0.05
                                                                              -----                -----
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                               (0.02)               (0.05)
                                                                              -----                -----
NET ASSET VALUE, END OF PERIOD                                                $1.00                $1.00
                                                                              =====                =====
TOTAL RETURN                                                                   2.46%3               4.64%1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                            $167,346             $167,891
       Ratio of expenses to average net assets                                 0.42%2               0.42%2 4
       Ratio of net investment income to average net assets                    4.99%2               6.19%2

--------------
1 For the period April 7, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
2 Annualized.
3 Not annualized.
4 The Investment Advisor has voluntarily agreed to pay the non-affiliated
  Trustee expenses for the Fund for the period April 7, 2000 (commemcement of operations) through May 9, 2000. Even if such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.42% for the period from April 7, 2000 (commencement of operations) through December 31, 2000.
5 Rounds to less than $0.01.
6 Per share amounts and ratios reflect income and expenses assuming inclusion of Fund's proportionate share of the income and expenses of the Money Market Master Portfolio.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Premier Money Market Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Premier Money Market Fund.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in the Money Market Master Portfolio (the "Master Portfolio"), which, in turn, invests in high-quality, short-term investments.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2001, the value of the Fund's investment in the Master Portfolio was 23.93% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The premiums are amortized and discounts are accreted using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Such distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.10% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.30% of its average daily net assets for its services as administrator of the Fund.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at amortized cost (Cost:  $699,683,412) (Note 1)      $699,683,412
Receivables:
       Interest                                                      2,407,972
                                                                  ------------
Total Assets                                                       702,091,384
                                                                  ------------
LIABILITIES
Payables:
       Advisory fees (Note 2)                                          177,376
                                                                  ------------
Total Liabilities                                                      177,376
                                                                  ------------
NET ASSETS                                                        $701,914,008
                                                                  ============

--------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Interest                                           $17,260,676
                                                          -----------
Total investment income                                    17,260,676
                                                          -----------
EXPENSES (NOTE 2)
       Advisory fees                                          329,007
                                                          -----------
Total expenses                                                329,007
                                                          -----------
Net investment income                                      16,931,669
                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                12,926
                                                          -----------
Net gain on investments                                        12,926
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $16,944,595
                                                          ===========

---------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                                     JUNE 30, 2001 (UNAUDITED)         DECEMBER 31, 2000
                                                                     -------------------------        ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
       Net investment income                                                   $    16,931,669           $    26,598,971
       Net realized gain                                                                12,926                        22
                                                                               ---------------           ---------------
Net increase in net assets resulting from operations                                16,944,595                26,598,993
                                                                               ---------------           ---------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                             1,955,251,771             1,633,105,244
       Withdrawals                                                              (1,783,579,543)           (1,391,880,314)
                                                                               ---------------           ---------------
Net increase in net assets resulting from interestholder transactions              171,672,228               241,224,930
                                                                               ---------------           ---------------
Increase in net assets                                                             188,616,823               267,823,923

NET ASSETS:
Beginning of period                                                                513,297,185               245,473,262
                                                                               ---------------           ---------------
End of period                                                                  $   701,914,008           $   513,297,185
                                                                               ===============           ===============

--------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:


---------------------------------------------------------------------------------------------------------------
                                                                U.S. Government Obligations
                                          ---------------------------------------------------------------------
                                                                                               Aggregate Market
        Repurchase Agreement                Interest Rate            Maturity Date                   Value
---------------------------------------------------------------------------------------------------------------
        Goldman Sachs Tri-Party                  6.00                    05/01/31                 $15,300,001
        Investors Bank & Trust Tri-Party         6.75                    05/15/05                      10,734
        Merrill Lynch Tri-Party               6.45 - 7.56          10/01/02 - 06/01/35             13,799,950
---------------------------------------------------------------------------------------------------------------

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     At June 30, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX             FOR THE        FOR THE        FOR THE
                                                              MONTHS ENDED      YEAR ENDED     PERIOD ENDED   PERIOD ENDED
                                                              JUNE 30, 2001     DECEMBER 31,    DECEMBER 31,  FEBRUARY 28,
                                                               (UNAUDITED)         2000           1999*           1999++
Ratio of expenses to average net assets+                          0.10%            0.10%          0.10%             0.10%
Ratio of net investment income to average net assets+             5.19%            6.43%          5.23%             5.17%
Total return                                                      2.62%**          6.52%          4.44%**           2.61%**
--------------------------------------------------------------------------------------------------------------------------

* FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.
** NOT ANNUALIZED.
+  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO
   FEBRUARY 28, 1999.